DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2019
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

32.  DISCONTINUED OPERATIONS

On January 24, 2019, Videotron sold its 4Degrees Colocation Inc. data centers operations for an amount of $261.6 million which was fully paid in cash at the date of transaction. An amount of $0.9 million relating to a working capital adjustment was also paid by Videotron. The determination of the final proceeds from the sale is however subject to certain adjustments based on the realization of future conditions over a period of up to 10 years. Accordingly, a gain on disposal of $97.2 million, net of income taxes of $18.5 million, was accounted for in the first quarter of 2019, while an amount of $53.1 million from the proceeds received at the date of transaction was deferred in connection with the estimated present value of the future conditional adjustments.

As a result of this transaction, tax benefits of $18.5 million, on previous years’ capital losses, were recognized in the consolidated statement of income in 2018.

In 2017, a gain of $14.6 million, was accounted for mainly for digital credits in connection with the English-language newspaper operations sold in 2015.

The results of operations and cash flows of these businesses were reclassified as discontinued operations in the consolidated statement of income and cash flows are as follows:

	2019	2018	2017
Revenues	$1.5	$19.8	$19.7
Expenses	1.2	14.6	14.8
Income taxes	—	1.4	1.3
Gain on disposal of businesses, net of income taxes	97.2	—	(14.6)
Income from discontinued operations	$97.5	$3.8	$18.2

	2019	2018	2017

Cash flows related to operating activities	$(0.7)	$10.4	$20.4
Cash flows related to investing activities	—	(1.9)	(3.5)
Cash flows (used in) provided by discontinued operations	$(0.7)	$8.5	$16.9

Components of assets and liabilities classified as held for sale in the consolidated balance sheet are as follows:

2018

Current assets	$1.3
Property, plant and equipment	72.5
Intangible assets and goodwill	21.2
Assets held for sale	95.0
Current liabilities held for sale	(6.6)
Net assets held for sale	$88.4